UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	June 7, 2004 - August 31, 2004

Item 1:	Reports to Shareholders

Vanguard® CMT Funds

August 31, 2004

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund
Vanguard® YorktownTM Liquidity Fund

2004 Total Returns		July 19, 2004 - August 31, 2004
Vanguard CMT Fund	Vanguard Fund*	Average Institutional Money Market Fund**	SEC 7-Day Annualized Yield †: 8/31/2004

Market Liquidity	0.1%	1.5%	0.2%
Municipal Cash Management	0.1	---	1.2
Yorktown Liquidity	0.2	---	1.5

* Since inception: July 19, 2004. ** Derived from data provided by Lipper Inc. † The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 8/31/2004

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND Financial Attributes
Yield	1.52%
Average Weighted Maturity	5 days
Average Quality*	Aaa
Expense Ratio	0.01%
Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	12%
Commercial Paper	18
Collateralized Repurchase Agreements	70
Total	100%
Distribution by Credit Quality* (% of portfolio)
Aaa	100%
*Moody's Investors Service

MUNICIPAL CASH MANAGEMENT FUND Financial Attributes
Yield	1.25%
Average Weighted Maturity	15 days
Average Quality	MIG-1
Expense Ratio	0.02%
Distribution by Credit Quality (% of portfolio)
MIG-1/SP-1
100%
Largest State Concentrations* (% of portfolio)
Texas	20.2%
New York	13.9%
Massachusetts	7.9%
California	7.4%
Pennsylvania	7.4%
District of Columbia	3.7%
Georgia	3.7%
Illinois	3.7%
Michigan	3.7%
Missouri	3.7%
Total
* "Largest State Concentrations" figures exclude any fixed income futures contracts

YORKTOWN LIQUIDITY FUND Financial Attributes
Yield	1.53%
Average Weighted Maturity	1 day
Average Quality*	Aaa
Expense Ratio	0.01%
Sector Diversification (% of portfolio)
Collateralized Repurchase Agreements	100%
Distribution by Credit Quality* (% of portfolio)
Aaa	100%
*Moody's Investors Service

GLOSSARY OF INVESTMENT TERMS

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield. A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

PERFORMANCE SUMMARIES

As of 8/31/2004

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a CMT fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. The annualized yields shown in this report reflect the current earnings of the funds more closely than do the average annual returns.

Cumulative Performance — Inception to August 31, 2004

Total Returns for Periods Ended August 31, 2004
	Since Inception*	Final Value of a $10,000 Initial Investment

Vanguard Market Liquidity Fund	0.17%	$10,017
Vanguard Municipal Cash Management Fund	0.13	10,013
Vanguard Yorktown Liquidity Fund	0.17	10,017
Average Institutional Money Market Fund	0.13	10,013

* Inception date: July 19, 2004. ** Derived from data provided by Lipper Inc.

August 31, 2004

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appear in the fund's semiannual and annual reports to shareholders. For the first and third quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room (see the back cover fo the report for further information).

Vanguard Market Liquidity Fund	Yield^^	Maturity Date	Face Amount (000)	Market Value^ (000)
COMMERCIAL PAPER (18.0%)
Finance--Auto (2.3%)
DaimlerChrysler Rev. Auto Conduit LLC	1.521%	9/7/2004	$25,000	$24,994
DaimlerChrysler Rev. Auto Conduit LLC	1.532%	9/9/2004	33,063	33,052
DaimlerChrysler Rev. Auto Conduit LLC	1.541%	9/9/2004	28,617	28,607
DaimlerChrysler Rev. Auto Conduit LLC	1.532%	9/14/2004	79,585	79,541
DaimlerChrysler Rev. Auto Conduit LLC	1.552%	9/17/2004	98,677	98,609
DaimlerChrysler Rev. Auto Conduit LLC	1.542%	9/22/2004	43,458	43,419
DaimlerChrysler Rev. Auto Conduit LLC	1.592%	9/27/2004	63,671	63,598
New Center Asset Trust	1.532%	9/15/2004	100,000	99,941

	471,761

Finance--Other (10.2%)
American Express Credit Corp.	1.501%	9/9/2004	50,000	49,983
American Express Credit Corp.	1.501%	9/10/2004	47,000	46,982
Ciesco LLC	1.532%	9/21/2004(1)	67,500	67,443
CRC Funding, LLC	1.532%	9/21/2004(1)	100,000	99,915
Delaware Funding	1.532%	9/15/2004(1)	17,000	16,990
General Electric Capital Corp.	1.502%	9/13/2004	500,000	499,750
GovCo Inc.	1.542%	9/16/2004(1)	50,000	49,968
GovCo Inc.	1.532%	9/20/2004(1)	50,000	49,960
GovCo Inc.	1.532%	9/21/2004(1)	50,000	49,958
Independence Funding LLC	1.531%	9/2/2004(1)	60,000	59,997
Independence Funding LLC	1.581%	9/27/2004(1)	32,000	31,963
Old Line Funding Corp.	1.502%	9/7/2004(1)	115,568	115,539
Old Line Funding Corp.	1.502%	9/8/2004(1)	41,583	41,571
Old Line Funding Corp.	1.532%	9/13/2004(1)	133,923	133,855
Old Line Funding Corp.	1.485%	9/20/2004(1)	49,227	49,187
Old Line Funding Corp.	1.552%	9/22/2004(1)	29,924	29,897
Park Avenue Receivable Corp.	1.581%	9/27/2004(1)	45,000	44,949
Preferred Receivables Funding Co.	1.541%	9/22/2004(1)	105,000	104,906
Preferred Receivables Funding Co.	1.55%	9/23/2004(1)	29,000	28,973
Ticonderoga Funding LLC	1.552%	9/10/2004(1)	25,000	24,990
Ticonderoga Funding LLC	1.541%	9/15/2004(1)	19,540	19,528
Ticonderoga Funding LLC	1.541%	9/22/2004(1)	220,146	219,948
Triple A One Funding Corp.	1.511%	9/2/2004(1)	45,400	45,398
Triple A One Funding Corp.	1.541%	9/7/2004(1)	27,253	27,246
Triple A One Funding Corp.	1.531%	9/8/2004(1)	15,270	15,265
Triple A One Funding Corp.	1.532%	9/9/2004(1)	26,599	26,590
Triple A One Funding Corp.	1.532%	9/10/2004(1)	25,032	25,022
Triple A One Funding Corp.	1.532%	9/13/2004(1)	10,000	9,995
Triple A One Funding Corp.	1.55%	9/22/2004(1)	17,495	17,479
Triple A One Funding Corp.	1.582%	9/27/2004(1)	25,036	25,007
Variable Funding Capital Corp.	1.512%	9/9/2004(1)	7,000	6,998
Variable Funding Capital Corp.	1.541%	9/10/2004(1)	35,000	34,987
Yorktown Capital LLC	1.532%	9/20/2004(1)	55,000	54,956

	2,125,195

Foreign Banks (4.4%)
Barclays U.S. Funding	1.532%	9/20/2004	85,000	84,931
Barclays U.S. Funding	1.582%	9/29/2004	424,100	423,579
CBA (Delaware) Finance Inc.	1.511%	9/10/2004	78,100	78,071
Danske Corp.	1.522%	9/20/2004	113,000	112,909
Danske Corp.	1.521%	9/15/2004	49,444	49,415
Dexia Delaware LLC	1.54%	9/8/2004	140,000	139,958
Dexia Delaware LLC	1.572%	9/24/2004	11,500	11,488
Fortis Funding LLC	1.542%	9/21/2004(1)	20,000	19,983

	920,334

Foreign Government (0.2%)
Caisse d'Amortissement de la Dette	1.511%	9/8/2004	40,000	39,988

Foreign Industrial (0.9%)
Network Rail Finance PLC	1.512%	9/7/2004(1)	190,398	190,350

TOTAL COMMERCIAL PAPER
(Cost $3,747,628)	3,747,628

CERTIFICATES OF DEPOSIT (11.1%)

Certificates of Deposit--U.S. Banks (4.7%)
State Street Bank & Trust	1.52%	9/17/2004	230,000	230,000
State Street Bank & Trust	1.52%	9/20/2004	250,000	250,000
Wells Fargo Bank, NA	1.53%	9/14/2004	38,000	38,000
Wells Fargo Bank, NA	1.56%	9/24/2004	470,000	470,000

	988,000

Yankee Certificates of Deposit—U.S. Branches (6.4%)
ABN-AMRO Bank NV (Chicago Branch)	1.22%	9/13/2004	165,000	164,981
Australia & New Zealand Banking Group (New York Branch)	1.51%	9/13/2004	50,000	50,000
Australia & New Zealand Banking Group (New York Branch)	1.53%	9/20/2004	100,000	100,000
Bank of Montreal (Chicago Branch)	1.51%	9/13/2004	50,000	50,000
Canadian Imperial Bank of Commerce (New York Branch)	1.50%	9/10/2004	50,000	50,000
Dexia Bank (New York Branch)	1.52%	9/1/2004	300,000	300,000
Dexia Bank (New York Branch)	1.52%	9/16/2004	50,000	50,000
Fortis Bank NV-SA (New York Branch)	1.53%	9/15/2004	250,000	250,000
Fortis Bank NV-SA (New York Branch)	1.54%	9/16/2004	120,000	120,000
UBS AG (Stamford Branch)	1.10%	9/7/2004	200,000	199,985

	1,334,966

TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,322,966)	2,322,966

EURODOLLAR CERTIFICATES OF DEPOSIT (1.0%)

Credit Agricole	1.105%	9/7/2004	70,000	69,995
HBOS Treasury Services PLC	1.08%	9/10/2004	134,000	133,984

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $203,979)	203,979

REPURCHASE AGREEMENTS (69.9%)

Bank of America Securities, LLC
(Dated 8/31/2004, Repurchase Value $271,852,000,
collateralized by Federal Home Loan Mortgage Corporation,
Discount Notes, 6/28/2005-8/23/2005,
and Federal National Mortgage Association,
3.25%-5.00%, 1/15/2007-8/15/2008)	1.50%	9/1/2004	271,841	271,841
Bank of America Securities, LLC
(Dated 8/31/2004, Repurchase Value $604,526,000,
collateralized by Federal Farm Credit Bank,
3.90%, 5/27/2008,
Federal Home Loan Mortgage Corporation,
0.00%-4.875%, 12/27/2004-2/26/2008,
and Federal National Mortgage Association,
0.00%-6.00%, 2/16/2005-6/1/2017)	1.58%	9/1/2004	604,499	604,499
Barclay's Capital, Inc.
(Dated 8/31/2004, Repurchase Value $2,100,093,000,
collateralized by Federal Home Loan Bank,
0.00%-5.80%, 12/8/2004-9/2/2008,
Federal Home Loan Mortgage Corporation,
0.00%-6.625%, 10/12/2004-9/15/2009,
and Federal National Mortgage Association,
0.00%-5.00%, 9/22/2004-1/15/2007)	1.59%	9/1/2004	2,100,000	2,100,000

Citigroup Global Markets
(Dated 8/31/2004, Repurchase Value $100,004,000,
collateralized by U.S. Treasury Notes,
1.125%-6.625%, 12/31/2004-5/15/2007,
and U.S. Treasury Bonds,
5.25%-14.00%, 11/15/2011-11/15/2028)	1.58%	9/1/2004	100,000	100,000
Credit Suisse First Boston LLC
(Dated 8/31/2004, Repurchase Value $1,800,079,000,
collateralized by Federal Home Loan Bank,
Discount Notes, 9/2/2004-12/30/2004,
Federal Home Loan Mortgage Corporation,
Discount Notes, 9/1/2004-2/4/2028,
and Federal National Mortgage Association,
Discount Notes, 9/8/2004-6/1/2017)	1.58%	9/1/2004	1,800,000	1,800,000
Deutsche Bank Securities Inc.
(Dated 8/31/2004, Repurchase Value $300,013,000,
collateralized by Federal Farm Credit Bank,
0.00%-2.50%, 1/20/2005-5/18/2006,
Federal Home Loan Bank,
Discount Note, 11/12/2004,
Federal Home Loan Mortgage Corporation,
0.00%-6.625%, 9/24/2004-9/15/2009,
and Federal National Mortgage Association,
0.00%-4.75%, 1/7/2005-1/2/2007)	1.58%	9/1/2004	300,000	300,000
Goldman Sachs & Co.
(Dated 8/31/2004, Repurchase Value $1,610,422,000,
collateralized by U.S. Treasury Inflation-adjusted Notes,
2.00%-4.25%, 1/15/2007-1/15/2014,
U.S. Treasury Bills,
9/2/2004-2/10/2005,
U.S. Treasury Notes,
1.125%-7.50%, 11/15/2004-11/15/2013,
and U.S. Treasury Bonds,
5.25%-14.00%, 8/15/2005-11/15/2028)	1.57%	9/1/2004	1,610,352	1,610,352
Greenwich Capital Markets, Inc.
(Dated 8/31/2004, Repurchase Value $300,013,000,
collateralized by U.S. Treasury Bills,
9/2/2004-2/24/2005,
and U.S. Treasury Note,
3.00%, 2/15/2009)	1.60%	9/1/2004	300,000	300,000
JPMorgan Securities Inc.
(Dated 8/31/2004, Repurchase Value $2,300,102,000,
collateralized by Federal Home Loan Bank,
Discount Notes, 9/2/2004-1/10/2005,
Federal Home Loan Mortgage Corporation,
Discount Notes, 9/7/2004-3/31/2005,
and Federal National Mortgage Association,
Discount Notes, 9/2/2004-6/1/2017)	1.59%	9/1/2004	2,300,000	2,300,000
Merrill Lynch Government Securities Inc.
(Dated 8/31/2004, Repurchase Value $500,022,000,
collateralized by Federal Home Loan Mortgage Corporation,
4.00%-14.00%, 12/1/2004-7/1/2034,
and Federal National Mortgage Association,
4.00%-10.00%, 3/1/2005-9/1/2034)	1.59%	9/1/2004	500,000	500,000
Morgan Stanley & Co. Inc.
(Dated 8/31/2004, Repurchase Value $1,800,079,000,
collateralized by Federal Farm Credit Bank,
2.125%-5.75%, 11/15/2005-1/18/2011,
Federal Home Loan Bank,
2.75%-6.50%, 8/15/2005-8/15/2024,
Federal Home Loan Mortgage Corporation,
0.00%-13.00%, 9/1/2004-8/1/2034,
and Federal National Mortgage Association,
0.00%-11.50%, 9/8/2004-9/1/2034)	1.58%	9/1/2004	1,800,000	1,800,000

UBS Securities LLC
(Dated 8/31/2004, Repurchase Value $2,900,127,000,
collateralized by Federal Home Loan Bank,
Discount Notes, 9/3/2004-7/1/2005,
Federal Home Loan Mortgage Corporation,
Discount Notes, 9/21/2004-11/24/2014,
and Federal National Mortgage Association,
Discount Notes, 9/2/2004-6/1/2017)	1.58%	9/1/2004	2,900,000	2,900,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,586,692)	14,586,692

TOTAL INVESTMENTS (100.0%)
(Cost $20,861,265)	$20,861,265

OTHER ASSETS AND LIABILITIES

Other Assets--Note B	5,854
Liabilities	(209)

	5,645

NET ASSETS (100%)

Applicable to 20,866,910,184 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	$20,866,910

NET ASSET VALUE PER SHARE	$1.00

^See Note A in Notes to Financial Statements.
^^Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1)Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2004, the value of these securities was $1,738,813,000, representing 8.3% of net assets.
	Amount (000)	Per Share

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$20,866,910	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Gains	-	-

NET ASSETS	$20,866,910	$1.00

STATEMENT OF OPERATIONS
Vanguard Market Liquidity Fund July 19, 2004* to August 31, 2004 (000)

INVESTMENT INCOME
Income
Interest	$30,548

Total Income	30,548

Expenses
Management and Administrative	210

Total Expenses	210

NET INVESTMENT INCOME	30,338

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	–

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	–

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,338

*Commencement of operations. See Note C.

STATEMENT OF CHANGES IN NET ASSETS
Vanguard Market Liquidity Fund July 19, 2004* to August 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$30,338
Realized Net Gain (Loss)	–
Unrealized Appreciation (Depreciation)	–

Net Increase (Decrease) in Net Assets Resulting from Operations	30,338

Distributions
Net Investment Income	(30,338)
Realized Capital Gain	–

Total Distributions	(30,338)

Capital Share Transactions (at $1.00)
Issued	33,345,011
Issued in Lieu of Cash Distributions	30,338
Redeemed	(12,508,539)

Net Increase (Decrease) from Capital Share Transactions	20,866,810

Total Increase (Decrease)	20,866,810

Net Assets
Beginning of Period	100

End of Period	$20,866,910

*Commencement of operations. See Note C.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period	Vanguard Market Liquidity Fund July 19, 2004* to August 31, 2004

Net Asset Value, Beginning of Period	$1.00

Investment Operations
Net Investment Income	.002
Net Realized and Unrealized Gain(Loss) on Investments	-

Total from Investment Operations	.002

Distributions
Dividends from Net Investment Income	(.002)
Distributions from Realized Capital Gains	-

Total Distributions	(.002)

Net Asset Value, End of Period	$1.00

Total Return	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,867
Ratio of Total Expenses to Average Net Assets	0.01%**
Ratio of Net Investment Income to Average Net Assets	1.44%**

*Commencement of operations. See Note C.
**Annualized.

See accompanying Notes, which are an integral part of the financial statements.

August 31, 2004
Vanguard Municipal Cash Management Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (99.8%)
California (7.4%)
California GO CP	1.16%	10/6/2004LOC	$400	$400
California State Dept. of Water Resources Power Supply Rev. VRDO	1.32%	9/8/2004LOC	400	400

	800

District of Columbia (3.7%)
District of Columbia TRAN	2.00%	9/30/2004	400	400

Florida (2.3%)
Florida Dept. of Transp. TOB VRDO	1.38%	9/8/2004(5)	250	250

Georgia (3.7%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.36%	9/1/2004LOC	400	400

Illinois (3.7%)
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	1.35%	9/8/2004(1)	400	400

Massachusetts (7.9%)
Massachusetts Special Obligation Dedicated Tax Rev. TOB VRDO	1.38%	9/8/2004(2)(5)	400	400
Massachusetts Water Resources Auth. Rev. VRDO	1.34%	9/8/2004(2)	250	250
Pembroke MA BAN	3.00%	8/4/2005	200	203

	853

Michigan (3.7%)
Univ. of Michigan Hosp. Rev. VRDO	1.34%	9/8/2004	400	400

Missouri (3.7%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.35%	9/1/2004	400	400

Nevada (3.7%)
Las Vegas Valley Water Dist. Nevada CP	1.08%	9/8/2004	400	400

New Jersey (3.7%)
New Jersey Turnpike Auth. Rev. VRDO	1.34%	9/8/2004(3)	400	400

New York (13.9%)
Long Island NY Power Auth. Electric System Rev. VRDO	1.33%	9/8/2004LOC	300	300
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.33%	9/1/2004(2)	400	400
New York City NY Transitional Finance Auth. Rev. VRDO	1.33%	9/8/2004	400	400
New York State Power Auth. Rev. VRDO	1.32%	9/8/2004	400	400

	1,500

North Carolina (3.7%)
Mecklenburg County NC GO VRDO	1.30%	9/8/2004	400	400

Ohio (3.7%)
Ohio GO VRDO	1.34%	9/8/2004	400	400

Pennsylvania (7.4%)
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.35%	9/1/2004	400	400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.31%	9/8/2004(1)	400	400

	800

South Carolina (3.7%)
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.36%	9/8/2004(1)(5)	400	400

Tennessee (3.7%)
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.34%	9/1/2004	400	400

Texas (20.2%)
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	1.20%	11/17/2004	200	200
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.40%	9/8/2004(5)	400	400
Harris County TX GO CP	1.32%	9/21/2004	150	150
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.35%	9/1/2004	400	400
Houston TX Util. System Rev. TOB VRDO	1.38%	9/8/2004(3)(5)	400	400
Texas Water Dev. Board Rev. VRDO	1.36%	9/1/2004	350	350
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.32%	9/8/2004(4)	290	290

	2,190

TOTAL MUNICIPAL BONDS
(Cost $10,793)	10,793

OTHER ASSETS AND LIABILITIES (0.2%)

Other Assets--Note B	26
Liabilities	-

	26

NET ASSETS (100%)

Applicable to 10,818,994 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	$10,819

NET ASSET VALUE PER SHARE	$1.00

^See Note A in Notes to Financial Statements.
(1)Scheduled principal and interest payments are
guaranteed by American Municipal Bond Assurance Corporation.
(2)Scheduled principal and interest payments are
guaranteed by Financial Guaranty Insurance Company.
(3)Scheduled principal and interest payments are
guaranteed by Financial Security Assurance.
(4)Scheduled principal and interest payments are
guaranteed by XL Capital Assurance Inc.
(5)Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may be
sold in transactions exempt from registration, normally
to qualified institutional buyers. At August 31, 2004,
the aggregate value of these securities was $1,850,000,
representing 17.1% of net assets.
LOC-Scheduled principal and interest payments are
guaranteed by bank letter of credit.
BAN-Bond Anticipation Note.
CP-Commercial Paper.
GO-General Obligation Bond.
TOB-Tender Option Bond.
TRAN-Tax Revenue Anticipation Note.
VRDO-Variable Rate Demand Obligation.

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:

	Amount	Per
	(000)	Share

Paid-in Capital	$10,819	$1.00
Undistributed Net Investment Income	–	–
Accumulated Net Realized Gains	–	–

NET ASSETS	$10,819	$1.00

STATEMENT OF OPERATIONS
Vanguard Municipal Cash Management Fund July 19, 2004* to August 31, 2004 (000)

INVESTMENT INCOME
Income
Interest	$14

Total Income	14

Expenses
Management and Administrative	–**

Total Expenses	–

NET INVESTMENT INCOME	14

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	–

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	–

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14

*Commencement of operations.
**Amount is less than $1,000.

STATEMENT OF CHANGES IN NET ASSETS
Vanguard Municipal Cash Management Fund July 19, 2004* to August 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$14
Realized Net Gain (Loss)	–
Unrealized Appreciation (Depreciation)	–

Net Increase (Decrease) in Net Assets Resulting from Operations	14

Distributions
Net Investment Income	(14)
Realized Capital Gain	–

Total Distributions	(14)

Capital Share Transactions (at $1.00)
Issued	10,805
Issued in Lieu of Cash Distributions	14
Redeemed	–

Net Increase (Decrease) from Capital Share Transactions	10,819

Total Increase (Decrease)	10,819

Net Assets
Beginning of Period	–

End of Period	$10,819

*Commencement of operations.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period	Vanguard Municipal Cash Management Fund July 19, 2004* to August 31, 2004

Net Asset Value, Beginning of Period	$1.00

Investment Operations
Net Investment Income	.001
Net Realized and Unrealized Gain(Loss) on Investments	–

Total from Investment Operations	.001

Distributions
Dividends from Net Investment Income	(.001)
Distributions from Realized Capital Gains	–

Total Distributions	(.001)

Net Asset Value, End of Period	$1.00

Total Return	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11
Ratio of Total Expenses to Average Net Assets	0.02%**
Ratio of Net Investment Income to Average Net Assets	1.13%**

*Commencement of operations.
**Annualized.

See accompanying Notes, which are an integral part of the financial statements.

August 31, 2004
Vanguard Yorktown Liquidity Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
REPURCHASE AGREEMENTS (100.0%)

Bank of America Securities, LLC
(Dated 8/31/2004, Repurchase Value $205,628,000,
collateralized by Federal Home Loan Mortgage Corporation,
Discount Notes, 3/1/2005-5/31/2005,
and Federal National Mortgage Association,
Discount Notes, 6/24/2005-7/22/2005)	1.58%	9/1/2004	$205,619	$205,619
Barclay's Capital, Inc.
(Dated 8/31/2004, Repurchase Value $200,009,000,
collateralized by Federal Home Loan Bank,
1.875%, 6/15/2006,
Federal Home Loan Mortgage Corporation,
6.875%, 1/15/2005,
and Federal National Mortgage Association,
2.625%, 11/15/2006)	1.59%	9/1/2004	200,000	200,000
Citigroup Global Markets
(Dated 8/31/2004, Repurchase Value $200,009,000,
collateralized by U.S. Treasury Notes,
1.875%-6.50%, 11/30/2005-2/15/2012,
and U.S. Treasury Bonds,
5.50%-8.875%, 2/15/2019-8/15/2029)	1.58%	9/1/2004	200,000	200,000
Credit Suisse First Boston LLC
(Dated 8/31/2004, Repurchase Value $200,009,000,
collateralized by Federal Home Loan Mortgage Corporation,
Discount Note, 10/7/2004,
and Federal National Mortgage Association,
Discount Notes, 12/1/2004-2/23/2005)	1.58%	9/1/2004	200,000	200,000
Goldman Sachs & Co.
(Dated 8/31/2004, Repurchase Value $200,009,000,
collateralized by U.S. Treasury Bill,
10/28/2004,
U.S. Treasury Inflation-adjusted Note,
3.375%, 1/15/2012,
and U.S. Treasury Note,
4.625%, 5/15/2006)	1.57%	9/1/2004	200,000	200,000
Greenwich Capital Markets, Inc.
(Dated 8/31/2004, Repurchase Value $200,009,000,
collateralized by U.S. Treasury Bills,
9/2/2004-2/24/2005,
Federal Home Loan Mortgage Corporation,
Discount Note, 11/29/2019,
and Federal National Mortgage Association,
0.00%-5.50%, 6/1/2017-6/19/2028)	1.60%	9/1/2004	200,000	200,000
JPMorgan Securities Inc.
(Dated 8/31/2004, Repurchase Value $200,009,000,
collateralized by Federal Home Loan Bank,
Discount Note, 9/24/2004,
and Federal National Mortgage Association,
Discount Note, 2/16/2005)	1.59%	9/1/2004	200,000	200,000
Morgan Stanley & Co. Inc.
(Dated 8/31/2004, Repurchase Value $200,009,000,
collateralized by Federal Home Loan Bank,
2.00%-6.955%, 6/15/2005-8/15/2024)	1.58%	9/1/2004	200,000	200,000

UBS Securities LLC
(Dated 8/31/2004, Repurchase Value $100,004,000,
collateralized by Federal Home Loan Mortgage Corporation,
Discount Note, 11/30/2004,
and Federal National Mortgage Association,
Discount Note, 11/24/2004)	1.58%	9/1/2004	100,000	100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,705,619)	1,705,619

OTHER ASSETS AND LIABILITIES

Other Assets--Note B	76
Liabilities	(17)

	59

NET ASSETS (100%)

Applicable to 1,705,678,327 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)	$1,705,678

NET ASSET VALUE PER SHARE	$1.00

^See Note A in Notes to Financial Statements.

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:

			Amount	Per
			(000)	Share

Paid-in Capital			$1,705,678	$1.00
Undistributed Net Investment Income			–	–
Accumulated Net Realized Gains			–	–

NET ASSETS			$1,705,678	$1.00

STATEMENT OF OPERATIONS
Vanguard Yorktown Liquidity Fund July 19, 2004* to August 31, 2004 (000)

INVESTMENT INCOME
Income
Interest	$2,531

Total Income	2,531

Expenses
Management and Administrative	17

Total Expenses	17

NET INVESTMENT INCOME	2,514

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	-

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,514

*Commencement of operations.

STATEMENT OF CHANGES IN NET ASSETS
Vanguard Yorktown Liquidity Fund July 19, 2004* to August 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$2,514
Realized Net Gain (Loss)	–
Unrealized Appreciation (Depreciation)	–

Net Increase (Decrease) in Net Assets Resulting from Operations	2,514

Distributions
Net Investment Income	(2,514)
Realized Capital Gain	–

Total Distributions	(2,514)

Capital Share Transactions (at $1.00)
Issued	3,089,303
Issued in Lieu of Cash Distributions	2,514
Redeemed	(1,386,139)

Net Increase (Decrease) from Capital Share Transactions	1,705,678

Total Increase (Decrease)	1,705,678

Net Assets
Beginning of Period	–

End of Period	$1,705,678

*Commencement of operations.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period	Vanguard Yorktown Liquidity Fund July 19, 2004* to August 31, 2004

Net Asset Value, Beginning of Period	$ 1.00

Investment Operations
Net Investment Income	.002
Net Realized and Unrealized Gain(Loss) on Investments	-

Total from Investment Operations	.002

Distributions
Dividends from Net Investment Income	(.002)
Distributions from Realized Capital Gains	-

Total Distributions	(.002)

Net Asset Value, End of Period	$ 1.00

Total Return	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 1,706
Ratio of Total Expenses to Average Net Assets	0.01%
Ratio of Net Investment Income to Average Net Assets	1.45%

*Commencement of operations.
**Annualized

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard CMT Funds comprise the Market Liquidity Fund, Municipal Cash Management Fund and Yorktown Liquidity Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The funds have been established by Vanguard as cash management vehicles solely available for investments by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.

The Market Liquidity Fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The Municipal Cash Management Fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Yorktown Liquidity Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, as well as in repurchase agreements collateralized by such securities.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.     Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.     Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.     Federal Income Taxes: Each fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

B.     The Vanguard Group provides investment advisory, corporate management and administrative services and pays for all other operating expenses, except for taxes, at cost. The funds’ trustees and officers are also directors and officers of Vanguard.

C.     The funds were organized on November 14, 2003, and their operations up to July 19, 2004, were limited to the issuance of 100,000 capital shares in the Market Liquidity Fund, at $1.00, to the Vanguard Group.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Vanguard CMT Funds:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund, Vanguard Municipal Cash Management Fund and Vanguard Yorktown Liquidity Fund (hereafter referred to as the “Funds”) at August 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period July 19, 2004 (commencement of operations) through August 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 1, 2004

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (131)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (131)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001†	Trustee (131)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (131)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

†	December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (131)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (131)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (131)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (131)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk , Yorktown, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 1- 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, beginning August 31, 2004, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor Account Services
1-800-662-2739

Institutional Investor Services
1-800-523-1036

Text Telephone
1-800-952-3335

© 2004 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.

102004

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2004: $54,000
Fiscal Year Ended August 31, 2003: N/A

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended August 31, 2004: $1,685,500
Fiscal Year Ended August 31, 2003: $1,620,200

(b)     Audit-Related Fees.

Fiscal Year Ended August 31, 2004: $257,800
Fiscal Year Ended August 31, 2003: $324,460

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended August 31, 2004: $76,400
Fiscal Year Ended August 31, 2003: $409,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended August 31, 2004: $0
Fiscal Year Ended August 31, 2003: $31,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2004: $76,400
Fiscal Year Ended August 31, 2003: $440,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.